Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2020
Entity Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Jun. 30, 2020
GMO Benchmark-Free Allocation Fund | Class I
Prospectus:
Trading Symbol	GBMIX
GMO Benchmark-Free Allocation Fund | Class IV
Prospectus:
Trading Symbol	GBMBX
GMO Benchmark-Free Allocation Fund | Class III
Prospectus:
Trading Symbol	GBMFX
GMO Global Asset Allocation Fund | Class III
Prospectus:
Trading Symbol	GMWAX
GMO Global Asset Allocation Fund | Class R6
Prospectus:
Trading Symbol	GMWRX
GMO Global Equity Allocation Fund | Class III
Prospectus:
Trading Symbol	GMGEX
GMO Global Developed Equity Allocation Fund | Class III
Prospectus:
Trading Symbol	GWOAX
GMO Quality Fund | Class VI
Prospectus:
Trading Symbol	GQLOX
GMO Quality Fund | Class V
Prospectus:
Trading Symbol	GQLFX
GMO Quality Fund | Class IV
Prospectus:
Trading Symbol	GQEFX
GMO Quality Fund | Class III
Prospectus:
Trading Symbol	GQETX
GMO Quality Fund | Class R6
Prospectus:
Trading Symbol	GQESX
GMO Quality Fund | Class I
Prospectus:
Trading Symbol	GQLIX
GMO Climate Change Fund | Class R6
Prospectus:
Trading Symbol	GCCAX
GMO Climate Change Fund | Class I
Prospectus:
Trading Symbol	GCCLX
GMO Climate Change Fund | Class III
Prospectus:
Trading Symbol	GCCHX
GMO Resources Fund | Class IV
Prospectus:
Trading Symbol	GOVIX
GMO Resources Fund | Class III
Prospectus:
Trading Symbol	GOFIX
GMO International Equity Allocation Fund | Class R6
Prospectus:
Trading Symbol	GSXMX
GMO International Equity Allocation Fund | Class III
Prospectus:
Trading Symbol	GIEAX
GMO International Developed Equity Allocation Fund | Class III
Prospectus:
Trading Symbol	GIOTX
GMO International Equity Fund | Class II
Prospectus:
Trading Symbol	GMICX
GMO International Equity Fund | Class III
Prospectus:
Trading Symbol	GMOIX
GMO International Equity Fund | Class IV
Prospectus:
Trading Symbol	GMCFX
GMO Tax-Managed International Equities Fund | Class III
Prospectus:
Trading Symbol	GTMIX
GMO U.S. Equity Fund | Class VI
Prospectus:
Trading Symbol	GMCQX
GMO U.S. Equity Fund | Class V
Prospectus:
Trading Symbol	GMEQX
GMO U.S. Equity Fund | Class IV
Prospectus:
Trading Symbol	GMRTX
GMO U.S. Equity Fund | Class III
Prospectus:
Trading Symbol	GMUEX
GMO U.S. Small Cap Value Fund | Class VI
Prospectus:
Trading Symbol	GCAVX
GMO Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	GEMEX
GMO Emerging Markets Fund | Class R6
Prospectus:
Trading Symbol	GEMNX
GMO Emerging Markets Fund | Class VI
Prospectus:
Trading Symbol	GEMMX
GMO Emerging Markets Fund | Class V
Prospectus:
Trading Symbol	GEMVX
GMO Emerging Markets Fund | Class IV
Prospectus:
Trading Symbol	GMEFX
GMO Emerging Markets Fund | Class III
Prospectus:
Trading Symbol	GMOEX
GMO Emerging Markets Fund | Class II
Prospectus:
Trading Symbol	GMEMX
GMO Emerging Domestic Opportunities Fund | Class VI
Prospectus:
Trading Symbol	GEDFX
GMO Emerging Domestic Opportunities Fund | Class V
Prospectus:
Trading Symbol	GEDOX
GMO Emerging Domestic Opportunities Fund | Class IV
Prospectus:
Trading Symbol	GEDIX
GMO Emerging Domestic Opportunities Fund | Class III
Prospectus:
Trading Symbol	GEDSX
GMO Emerging Domestic Opportunities Fund | Class II
Prospectus:
Trading Symbol	GEDTX
GMO High Yield Fund | Class VI
Prospectus:
Trading Symbol	GHVIX
GMO Multi-Sector Fixed Income Fund | Class III
Prospectus:
Trading Symbol	GUGAX
GMO Multi-Sector Fixed Income Fund | Class IV
Prospectus:
Trading Symbol	GPBFX
GMO Emerging Country Debt Fund | Class III
Prospectus:
Trading Symbol	GMCDX
GMO Emerging Country Debt Fund | Class IV
Prospectus:
Trading Symbol	GMDFX
GMO Opportunistic Income Fund | Class I
Prospectus:
Trading Symbol	GMOLX
GMO Opportunistic Income Fund | Class III
Prospectus:
Trading Symbol	GMOHX
GMO Opportunistic Income Fund | Class VI
Prospectus:
Trading Symbol	GMODX
GMO Alternative Allocation Fund | Class I
Prospectus:
Trading Symbol	GAAGX
GMO Alternative Allocation Fund | Class VI
Prospectus:
Trading Symbol	GAAVX
GMO Risk Premium Fund | Class VI
Prospectus:
Trading Symbol	GMOKX
GMO Risk Premium Fund | Class IV
Prospectus:
Trading Symbol	GMRVX
GMO Risk Premium Fund | Class III
Prospectus:
Trading Symbol	GMRPX
GMO SGM Major Markets Fund | Class I
Prospectus:
Trading Symbol	GSMKX
GMO SGM Major Markets Fund | Class VI
Prospectus:
Trading Symbol	GSMHX
GMO SGM Major Markets Fund | Class IV
Prospectus:
Trading Symbol	GSMJX
GMO SGM Major Markets Fund | Class III
Prospectus:
Trading Symbol	GSMFX
GMO Asset Allocation Bond Fund | Class VI
Prospectus:
Trading Symbol	GABFX
GMO Asset Allocation Bond Fund | Class III
Prospectus:
Trading Symbol	GMOBX
GMO Benchmark-Free Fund | Class III
Prospectus:
Trading Symbol	GBFFX
GMO Implementation Fund | GMO Implementation Fund
Prospectus:
Trading Symbol	GIMFX
GMO Special Opportunities Fund | Class VI
Prospectus:
Trading Symbol	GSOFX
GMO Strategic Opportunities Allocation Fund | Class III
Prospectus:
Trading Symbol	GBATX
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Prospectus:
Trading Symbol	GUSTX